SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Jan. 31, 2023
Accounting Policies [Abstract]
Schedule of Allowance for Doubtful Accounts	The following table summarizes the activity in our credit losses for the years ended January 31, 2023, 2022, and 2021:

	Year Ended January 31,
(in thousands)	2023	2022	2021
Allowance for credit losses, beginning of year	$2,110	$4,559	$4,085
Cumulative effect of adoption of ASU No. 2016-13	—	—	435
Provisions charged to expense	2,824	342	1,840
Amounts written off	(3,080)	(2,791)	(1,922)
Business divestiture	(308)	—	—
Other, including fluctuations in foreign exchange rates	37	—	121
Allowance for credit losses, end of year	$1,583	$2,110	$4,559